Income Taxes - Summary of Components of Pretax Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of pre-tax income:
Domestic	$ 199,685	$ 206,182	$ 262,682
Foreign	177,928	121,853	91,225
Income from continuing operations before income taxes	$ 377,613	$ 328,035	$ 353,907